Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 02, 2021
Class of Warrant or Right [Line Items]
Change in fair value of warrants	$ 1,238	$ 0		$ 0	$ 0	$ (2,629)
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock (in shares)	1		1			1
Fair value (in dollars per share)	$ 11.50		$ 11.50			$ 11.50
Redemption price (in dollars per share)	$ 0.01		0.01			$ 0.01
Written notice of redemption period	30 days					30 days
Stock price trigger (in dollars per share)	$ 18.00		$ 18.00			$ 18.00
Threshold trading days	20 days					20 days
Threshold trading day period	30 days					30 days
Business days prior to the notice of redemption	3 days					3 days
Warrants outstanding (in shares)	8,188,811		8,188,811			8,188,811
Private Warrants
Class of Warrant or Right [Line Items]
Fair value (in dollars per share)	$ 2.63		$ 2.47			$ 2.47	$ 2.81
Warrants outstanding (in shares)	7,732,168		7,732,168			7,732,168
Change in fair value of warrants			$ (2,600)